Salaries and social charges (Tables)	12 Months Ended
Dec. 31, 2018
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Salaries and social charges
14.	Salaries and social charges

	December 31, 2018	December 31, 2017
Profit sharing	20,653	15,237
Salaries payable	4,378	2,758
Social charges	8,421	5,102
Payroll accruals	14,601	9,807
Payroll taxes (LTIP)	23,816	—
Other	2,067	1,365

	73,936	34,269